Organizational and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Organizational and Basis of Presentation [Abstract]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders

On November 25, 2025, the Company acquired a 51% equity interest in iTonic Corporation, which was established under the laws of the U.S. state of Delaware on February 11, 2025.

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principle activities
Pheton (BVI) Ltd	November 22, 2022	British Virgin Islands	100% owned by iTonic	Investment holding
Pheton (HK) Limited	December 14, 2022	Hong Kong	100% owned by Pheton BVI	Investment holding
Beijing Jinruixi Medical Technology Co., Ltd.	March 15, 2023	Mainland China	100% owned by Pheton HK	Investment holding
Beijing Feitian Zhaoye Technology Co., Ltd.	December 17, 1998	Mainland China	100% owned by Jinruixi	Healthcare solution
Mili (Jiangsu) Medical Technology Co., Ltd.	May 28, 2025	Mainland China	60% owned by Beijing Feitian	Healthcare solution
iTonic Corporation	February 11, 2025	U.S. Delaware	51% owned by iTonic	Healthcare solution